Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Summary of future minimum lease payments under non-cancellable lease agreements

	Dec 31	Dec 31
	2023	2022
	k€	k€
Less than one year	1,192	1,561
Between one and five years	14,304	16,373
More than five years	38,144	44,979
Total	53,640	62,913